SCHEDULE OF OTHER FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Amortization of a discount related to a convertible loan credit facility		$ (1,229)
SEPA set up fees	(50)	(372)
Issuance expenses attributable to derivate warrant liability		(140)
Interest related to loan credit facility		(14)
Financing related to leases	(58)	(21)	7
Interest on deposits	912	272	173
Exchange rates and others	211	(19)	75
Other financing income(expenses), net	$ 1,015	$ (1,523)	$ 255